PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Assets under construction	$ 5,019	$ 3,443
Property plant equipment, write down	514	988
Property plant equipment, net carrying amount	$ 9,162	$ 5,162